Loans - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	$ 1,011,717	$ 851,953
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	991,780	812,493
OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	8,317	17,554
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	11,620	21,906
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	38,972	26,774
Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	38,875	26,515
Commercial | OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	97	121
Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	138
Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	16,249	16,720
Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	16,168	16,612
Consumer | OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	81	108
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential | Real Estate | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	28,486	8,825
Residential | Real Estate | Pass | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	23,430	8,825
Residential | Real Estate | OAEM | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	5,056	0
Residential | Real Estate | Substandard | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential | Real Estate | Doubtful | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial | Real Estate | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	67,139	58,469
Commercial | Real Estate | Pass | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	58,921	35,656
Commercial | Real Estate | OAEM | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	12,516
Commercial | Real Estate | Substandard | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	8,218	10,297
Commercial | Real Estate | Doubtful | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	126,250	123,898
Commercial – Owner Occupied | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	123,491	120,166
Commercial – Owner Occupied | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	2,604	3,302
Commercial – Owner Occupied | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	155	430
Commercial – Owner Occupied | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	270,472	268,123
Commercial – Non-owner Occupied | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	269,736	261,181
Commercial – Non-owner Occupied | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	79
Commercial – Non-owner Occupied | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	736	6,863
Commercial – Non-owner Occupied | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	416,317	309,340
Residential – 1 to 4 Family | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	413,327	304,042
Residential – 1 to 4 Family | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	560	1,536
Residential – 1 to 4 Family | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	2,430	3,762
Residential – 1 to 4 Family | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	47,832	39,804
Residential – Multifamily | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	47,832	39,496
Residential – Multifamily | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	308
Residential – Multifamily | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	$ 0	$ 0